Discontinued Operations (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations (Textuals)
Re-purchased for sale of net assets - SA Concepts			$ 616
Class A Stock [Member]
Discontinued Operations (Textuals)
Re-purchased for sale of net assets - SA Concepts	$ 616
Re-purchased for sale of net assets - SA Concepts Shares	2,000